LEASES - Maturity of finance leases (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	$ 39
Unearned finance income	(4)
Finance lease receivable	35
Less than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	6
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	7
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	6
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	4
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	4
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments	$ 12